CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 1,019	$ 942	$ 2,039	$ 1,991
Other income	178	24	205	39
Direct operating costs	(307)	(310)	(698)	(636)
Management service costs	(72)	(46)	(153)	(86)
Interest expense	(246)	(261)	(479)	(500)
Share of earnings (losses) from equity-accounted investments	2	(1)	7	1
Foreign exchange and financial instruments gain (loss)	(47)	(46)	1	(26)
Depreciation	(379)	(324)	(747)	(661)
Other	(36)	(3)	(135)	(15)
Income tax recovery (expense)
Current	(22)	4	(38)	(16)
Deferred	20	11	53	(12)
Income tax recovery (expense)	(2)	15	15	(28)
Net income (loss)	110	(10)	55	79
Net income (loss) attributable to:
Preferred limited partners' equity	15	14	29	26
Limited partners' equity	$ (35)	$ (33)	$ (101)	$ (31)
Basic earnings (loss) per LP Unit (in dollars per share)	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.10)
Diluted earnings (loss) per LP Unit (in dollars per share)	$ (0.13)	$ (0.11)	$ (0.37)	$ (0.10)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 460	$ 493	$ 881	$ 1,018
Direct operating costs	(130)	(168)	(319)	(337)
Management service costs	0	(6)	0	(13)
Interest expense	(115)	(163)	(215)	(292)
Foreign exchange and financial instruments gain (loss)	20	(12)	68	5
Depreciation	(146)	(171)	(290)	(344)
Other	1	73	73	82
Income tax recovery (expense)
Current	(15)	3	(25)	(9)
Deferred	(6)	17	(8)	0
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income (loss)	149	12	206	62
Net income (loss) attributable to:
Non-controlling interests	149	12	206	62
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net income (loss)	19	15	39	31
Net income (loss) attributable to:
Non-controlling interests	19	15	39	31
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net income (loss)	(25)	(24)	(71)	(22)
Net income (loss) attributable to:
Non-controlling interests	(25)	(24)	(71)	(22)
BEPC exchangeable shares
Income tax recovery (expense)
Net income (loss)	(22)		(63)
Net income (loss) attributable to:
Non-controlling interests	(22)	0	(63)	0
Preferred equity
Income tax recovery (expense)
Net income (loss)	6	6	13	13
Net income (loss) attributable to:
Non-controlling interests	6	6	13	13
Perpetual subordinated notes
Income tax recovery (expense)
Net income (loss)	3		3
Net income (loss) attributable to:
Non-controlling interests	$ 3	$ 0	$ 3	$ 0